BORROWING COSTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Borrowing Costs [Abstract]
Disclosure of borrowing costs [text block]
NOTE 12. BORROWING COSTS

Arauco capitalizes interest at effective rate on current investment projects.

At the date of issuance of these consolidated financial statements, Arauco has capitalized financial interest related to the modernization and expansion of Planta Arauco (MAPA).

	January - December
	2022	2021
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.33%	4.36%
Amount of the interest cost capitalized, property, plant and equipment	103,629	80,789